Other Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 186	$ 142
Income taxes receivable	46	0
Derivative instruments	33	0
Assets held for sale	0	260
Other	55	20
Total other current assets	$ 320	$ 422